Share-based compensation	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation	Share-based compensation
Stock Options
Share-based compensation expense for all stock awards consists of the following (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Research and development	$1,119	$1,013	$2,124	$1,918
Selling and marketing	323	692	614	886
General and administrative	2,914	2,378	5,453	4,993
Total	$4,356	$4,083	$8,191	$7,797